ALLIANCE STRATEGIC BALANCED FUND

SEMI-ANNUAL REPORT
JANUARY 31, 1999

ALLIANCE CAPITAL




PORTFOLIO OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-44.9%
UNITED STATES INVESTMENTS-35.1%
CONSUMER SERVICES-8.1%
BROADCASTING & CABLE-2.6%
Scripps E.W. Co. Cl.A                             9,000     $    398,812
Tele-Communications, Inc. -
  Liberty Media Group Cl.A (a)                   20,000        1,070,000
                                                             ------------
                                                               1,468,812

ENTERTAINMENT & LEISURE-1.4%
Harley-Davidson, Inc.                            15,000          780,000

RETAIL - GENERAL MERCHANDISE-4.1%
Dayton Hudson Corp.                              15,000          956,250
Home Depot, Inc.                                 12,000          724,500
Wal-Mart Stores, Inc.                             8,000          688,000
                                                             ------------
                                                               2,368,750
                                                             ------------
                                                               4,617,562

TECHNOLOGY-7.2%
COMPUTER HARDWARE-2.2%
Computer Sciences Corp.                           5,000          342,812
Dell Computer Corp. (a)                           9,000          900,000
                                                             ------------
                                                               1,242,812

COMPUTER SOFTWARE-2.4%
Microsoft Corp. (a)                               8,000        1,400,000

NETWORKING SOFTWARE-1.8%
Cisco Systems, Inc. (a)                           9,000        1,004,063

SEMI-CONDUCTOR COMPONENTS-0.8%
Altera Corp. (a)                                  7,000          440,125
                                                             ------------
                                                               4,087,000

FINANCE-6.8%
BANKING - MONEY CENTER-3.4%
BankAmerica Corp.                                14,999        1,003,058
Chase Manhattan Corp.                            12,000          923,250
                                                             ------------
                                                               1,926,308

BROKERAGE & MONEY MANAGEMENT-1.2%
Morgan Stanley, Dean Witter and Co.               8,000          694,500

INSURANCE-1.2%
American International Group, Inc.                7,000          720,563

MISCELLANEOUS-1.0%
MBNA Corp.                                       20,000          558,750
                                                             ------------
                                                               3,900,121

HEALTH CARE-4.9%
BIOTECHNOLOGY-0.3%
Centocor, Inc. (a)                                4,000          168,250

DRUGS-3.9%
Algos Pharmaceutical Corp. (a)                    1,900           52,250
Bristol-Myers Squibb Co.                          8,000        1,025,500
Pfizer, Inc.                                      2,000          257,250
Schering-Plough Corp.                            16,000          872,000
                                                             ------------
                                                               2,207,000

MEDICAL PRODUCTS-0.7%
Medtronic, Inc.                                   5,000          398,438
                                                             ------------
                                                               2,773,688

CONSUMER STAPLES-3.7%
COSMETICS-0.8%
Gillette Co.                                      8,000          470,000

RETAIL - FOOD & DRUG-1.7%
Kroger Co. (a)                                   15,000          952,500


1


PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
TOBACCO-1.2%
Philip Morris Cos., Inc.                         15,000     $    705,000
                                                             ------------
                                                               2,127,500

MULTI INDUSTRY COMPANIES-2.0%
Tyco International, Ltd.                         12,000          924,750
U.S. Industries, Inc.                            10,000          188,750
                                                             ------------
                                                               1,113,500

UTILITIES-1.4%
TELEPHONE UTILITY-1.4%
MCI Worldcom, Inc. (a)                           10,000          797,500

ENERGY-1.0%
OIL SERVICES-1.0%
Halliburton Co.                                  10,000          296,875
Noble Drilling Corp. (a)                         20,000          267,500
                                                             ------------
                                                                 564,375

Total United States Investments
  (cost $13,074,169)                                          19,981,246

FOREIGN INVESTMENTS-9.8%
CANADA-0.2%
Newcourt Credit Group, Inc.                       3,000           96,750

FINLAND-2.3%
Nokia AB OYJ Corp. Series A                       9,000        1,314,651

FRANCE-2.0%
Carrefour, SA                                       400          267,591
Sanofi, SA                                        2,000          393,315
Seita                                             4,000          227,350
Total, SA Cl.B                                    2,500          254,348
                                                             ------------
                                                               1,142,604

GERMANY-0.3%
ProSieben Media AG pfd.                           4,000          197,794

JAPAN-0.5%
Honda Motor Co.                                   7,000          260,678

NETHERLANDS-0.4%
Akzo Nobel NV                                     6,000          240,082

SPAIN-1.2%
Banco Bilbao Vizcaya, SA                         10,000          149,824
Tabacalera, SA Series A                          12,000          277,867
Telefonica, SA                                    6,000          274,525
                                                             ------------
                                                                 702,216

SWEDEN-0.4%
Astra AB Series A                                12,000          259,587

SWITZERLAND-1.6%
Nestle, SA                                          150          275,030
Novartis AG                                         130          243,963
Zurich Allied AG (a)                                500          369,886
                                                             ------------
                                                                 888,879

UNITED KINGDOM-0.9%
Royal Bank of Scotland Group                      9,000          160,110
United News & Media Plc                          12,000          109,406
Vodafone Group Plc                               12,000          234,019
                                                             ------------
                                                                 503,535

Total Foreign Investments
  (cost $4,221,570)                                            5,606,776

Total Common & Preferred Stocks
  (cost $17,295,739)                                          25,588,022

DEBT OBLIGATIONS-40.1%
U.S. GOVERNMENT & AGENCY OBLIGATIONS-33.3%
Federal National Mortgage Association
  4.79%, 3/09/99                                 $1,417        1,410,212
U.S. Treasury Bonds
  5.50%, 8/15/28                                    660          692,069
  6.125%, 11/15/27                                1,315        1,479,783


2


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
U.S. Treasury Notes
  4.25%, 11/15/03                                $  550     $    543,384
  5.75%, 8/15/03                                  1,665        1,740,957
  6.25%, 4/30/01                                  1,900        1,964,429
  6.375%, 5/15/99                                 1,000        1,004,690
  6.50%, 8/31/01                                  7,250        7,572,843
  6.50%, 5/31/02                                  1,010        1,067,600
  6.625%, 5/15/07                                    25           28,133
  6.875%, 5/15/06                                 1,275        1,441,145
                                                             ------------
                                                              18,945,245

CORPORATE DEBT OBLIGATIONS-5.2%
BANKING-1.8%
Chase Credit Card Master Trust
  6.00%, 8/15/05                                    450          460,262
Chase Manhattan Corp.
  6.75%, 8/15/08                                    530          569,035
                                                             ------------
                                                               1,029,297

ELECTRIC & GAS UTILITY-0.8%
Texas Utilities Co.
  6.375%, 1/01/08                                   425          436,694

INDUSTRIAL-1.3%
Time Warner, Inc.
  8.375%, 3/15/23                                   600          737,364

SEMI-CONDUCTOR COMPONENTS-1.3%
Motorola, Inc.
  6.50%, 11/15/28                                   750          770,655
                                                             ------------
                                                               2,974,010

YANKEE BOND-1.6%
St. George Bank, Ltd.
  7.15%, 10/15/05 (b)                               850          883,634

Total Debt Obligations
  (cost $22,514,636)                                          22,802,889

SHORT-TERM INVESTMENTS-14.4%
Federal Home Loan Mortgage Association
  5.025%, 2/22/99                                 1,200        1,196,483
Student Loan Marketing Corp.
  4.62%, 2/01/99                                  7,000        7,000,000

Total Short-Term Investments
  (amortized cost $8,196,483)                                  8,196,483

TOTAL INVESTMENTS -99.4%
  (cost $48,006,858)                                          56,587,394
Other assets less liabilities-0.6%                               323,871

NET ASSETS-100%                                             $ 56,911,265


(a)  Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified institutional buyers. At January
31, 1999, these securities amounted to $883,634 representing 1.6% of net assets.

     Glossary:
     ADR - American Depositary Receipt


3


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $48,006,858)          $ 56,587,394
  Cash, at value (cost $86,100)                                         86,091
  Interest and dividends receivable                                    437,072
  Foreign taxes receivable                                              11,000
  Receivable for shares of beneficial interest sold                      4,016
  Total assets                                                      57,125,573

LIABILITIES
  Payable for shares of beneficial interest redeemed                    48,928
  Advisory fee payable                                                  28,556
  Distribution fee payable                                              30,369
  Accrued expenses                                                     106,455
  Total liabilities                                                    214,308

NET ASSETS                                                        $ 56,911,265

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                           $         32
  Additional paid-in capital                                        48,369,206
  Distribution in excess of net investment income                     (438,194)
  Accumulated net realized gain on investments and foreign
    currency transactions                                              394,583
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      8,585,638
                                                                  $ 56,911,265

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($29,017,166/1,478,585 shares of beneficial interest
    issued and outstanding)                                             $19.62
  Sales charge--4.25% of public offering price                             .87
  Maximum offering price                                                $20.49

  CLASS B SHARES
  Net asset value and offering price per share
    ($23,127,918/1,455,998 shares of beneficial interest
    issued and outstanding)                                             $15.88

  CLASS C SHARES
  Net asset value and offering price per share
    ($4,766,181/300,073 shares of beneficial interest
    issued and outstanding)                                             $15.88


See notes to financial statements.


4


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)
                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                         $    887,843
  Dividends (net of foreign taxes withheld
    of $2,120)                                           88,027   $    975,870

EXPENSES
  Advisory fee                                          196,568
  Distribution fee - Class A                             39,429
  Distribution fee - Class B                            113,456
  Distribution fee - Class C                             17,205
  Transfer agency                                        72,059
  Trustees' fees                                         38,559
  Custodian                                              33,969
  Registration                                            9,735
  Printing                                                2,170
  Audit and legal                                         1,905
  Miscellaneous                                             340
  Total expenses                                        525,395
  Less: expenses waived and assumed by adviser
    (see Note B)                                        (63,867)
  Less: expense offset arrangement (see Note B)          (3,138)
  Net expenses                                                         458,390
  Net investment income                                                517,480

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                       2,516,521
  Net realized loss on foreign currency
    transactions                                                       (34,855)
  Net change in unrealized appreciation of:
    Investments                                                      2,025,583
    Foreign currency denominated assets and
      liabilities                                                       27,436
  Net gain on investments and foreign currency
    transactions                                                     4,534,685

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 5,052,165


See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS             ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                 JANUARY 31, 1999    JULY 31,
                                                    (UNAUDITED)       1998
                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $    517,480   $    878,462
  Net realized gain on investments and foreign
    currency transactions                             2,481,666      4,284,224
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities       2,053,019       (171,575)
  Net increase in net assets from operations          5,052,165      4,991,111

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                            (695,177)      (483,384)
    Class B                                            (459,462)      (516,031)
    Class C                                             (68,670)       (57,310)
    Advisor Class                                            -0-            (9)
  Net realized gain on investments
    Class A                                          (2,036,053)    (1,572,349)
    Class B                                          (2,035,178)    (2,315,766)
    Class C                                            (329,731)      (257,187)
    Advisor Class                                            -0-           (26)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                        4,300,715      1,999,566
  Total increase                                      3,728,609      1,788,615

NET ASSETS
  Beginning of year                                  53,182,656     51,394,041
  End of period (including undistributed net
    investment income of $267,635 for the year
    ended July 31, 1998)                           $ 56,911,265   $ 53,182,656


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1999 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Strategic Balanced Fund (the "Fund"), formerly Alliance Balanced Fund, a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offered Class A, Class B, Class C and Advisor Class shares. Class A shares were sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares were sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares were held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares were subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares were sold without an initial or contingent deferred sales charge and were not subject to ongoing distribution expenses. Advisor Class shares were offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. Fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Fund's Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of foreign denominated dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.


7


NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10%, 2.10% and 1.10% of average daily net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. Prior to August 2, 1993, the annual expense cap for Class B Shares was 2.15%. For the six months ended January 31, 1999, such reimbursement amounted to $63,867.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $47,784 for the six months ended January 31, 1999.

In addition, for the six months ended January 31, 1999, the Fund's expenses were reduced by $3,138 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $459 from the sales of Class A shares and $7,326 and $438 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended January 31, 1999.

Brokerage commissions paid on investment transactions for the six months ended January 31, 1999 amounted to $22,852, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes $22,367 owed to a Trustee and a former Trustee under the Trust's deferred compensation plan.


8


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION PLANS
The Trust has adopted a plan of distribution for each class of shares of the Fund, except the Advisor Class, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30 of 1% of the Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Fund is not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plans during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $12,961,286 and $20,235,654, respectively, for the six months ended January 31, 1999. There were purchases of $16,336,500 and sales of $10,661,990 of U.S. government and government agency obligations for the six months ended January 31, 1999.

At January 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $9,089,754 and gross unrealized depreciation of investments was $509,218 resulting in net unrealized appreciation of $8,580,536, excluding foreign currency transactions.

The Fund incurred and elected to defer post October currency losses of $30,518 for the year ended July 31, 1998. To the extent that any post October losses are used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At January 31, 1999, the Fund had no outstanding forward exchange currency contracts.


9


NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

2. FINANCIAL FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Fund enters into a futures contract, the Fund deposits and maintains with its custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At January 31, 1999, the Fund had no outstanding futures contracts.


NOTE E: SHARES OF BENEFICIAL INTEREST
There are an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JANUARY 31, 1999  JULY 31,   JANUARY 31, 1999   JULY 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               22,715       106,566    $    423,572    $  2,050,647
Shares issued in
  reinvestment of
  dividends and
  distributions          136,166       107,795       2,562,208       1,920,917
Shares converted
  from Class B           109,697       275,088       2,118,996       5,210,668
Shares redeemed         (102,949)     (203,105)     (1,983,446)     (3,866,878)
Net increase             165,629       286,344    $  3,121,330    $  5,315,354

CLASS B
Shares sold               64,159       304,735    $  1,015,560    $  4,808,290
Shares issued in
  reinvestment of
  dividends and
  distributions          150,220       177,592       2,297,278       2,614,182
Shares converted
  to Class A            (133,906)     (332,736)     (2,118,996)     (5,210,668)
Shares redeemed         (103,401)     (360,569)     (1,617,296)     (5,714,963)
Net decrease             (22,928)     (210,978)   $   (423,454)   $ (3,503,159)

CLASS C
Shares sold               98,124        75,156    $  1,537,769    $  1,171,128
Shares issued in
  reinvestment of
  dividends and
  distributions           24,207        20,673         370,587         304,309
Shares redeemed          (19,274)      (82,325)       (305,151)     (1,288,398)
Net increase             103,057        13,504    $  1,603,205    $    187,039


10


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JANUARY 31, 1999  JULY 31,   JANUARY 31, 1999   JULY 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold                   -0-           15    $         -0-   $        300
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-            2              -0-             32
Shares redeemed              (19)           -0-           (366)             -0-
Net increase (decrease)      (19)           17    $       (366)   $        332


NOTE F: SUBSEQUENT EVENT
On February 1, 1999 all of the Fund's assets were acquired by Alliance Balanced Shares, Inc. (the "Balanced Fund") pursuant to a plan of reorganization approved by the Fund's shareholders on December 18, 1998. The acquisition was accomplished by a tax-free exchange of 2,394,940 shares of the Balanced Fund for 3,232,951 shares of the Fund on February 1, 1999. The aggregate net assets of the Fund and the Balanced Fund immediately before the acquisition were $56,818,236 and $281,968,797, respectively. Immediately after the acquisition the combined net assets of the Balanced Fund amounted to $338,787,033.


NOTE G: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the facility during the six months ended January 31, 1999.


11


FINANCIAL HIGHLIGHTS                           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS A
                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS                                                          MAY 1,
                                           ENDED                                                             1994
                                        JANUARY 31,                    YEAR ENDED JULY 31,                    TO        YEAR ENDED
                                            1999       -------------------------------------------------   JULY 31,      APRIL 30,
                                        (UNAUDITED)        1998         1997         1996        1995       1994(A)        1994
                                        -----------    -----------  -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of period      $19.76         $19.79       $18.48       $17.98       $16.26      $16.46       $16.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                    .23(c)         .41(c)       .47(c)       .35(c)       .34         .07          .16
Net realized and unrealized gain (loss)
  on investment transactions                1.64           1.46         3.56         1.08         1.64        (.27)         .74
Net increase (decrease) in net asset
  value from operations                     1.87           1.87         4.03         1.43         1.98        (.20)         .90

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income        (.52)          (.45)        (.39)        (.32)        (.22)         -0-        (.24)
Distributions from net realized gains      (1.49)         (1.45)       (2.33)        (.61)        (.04)         -0-       (1.17)
Total dividends and distributions          (2.01)         (1.90)       (2.72)        (.93)        (.26)         -0-       (1.41)
Net asset value, end of period            $19.62         $19.76       $19.79       $18.48       $17.98      $16.26       $16.46

TOTAL RETURN
Total investment return based on net
  asset value (d)                          10.07%         10.50%       23.90%        8.05%       12.40%      (1.22)%       5.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $29,017        $25,949      $20,312      $18,329      $10,952      $9,640       $9,822
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                          1.41%(e)(f)    1.42%(e)     1.41%(e)     1.40%        1.40%       1.40%(f)     1.40%
  Expenses, before waivers/
    reimbursements                          1.64%(f)       1.95%        2.06%        1.76%        1.81%       1.94%(f)     1.70%
  Net investment income (b)                 2.32%(f)       2.12%        2.50%        1.78%        2.07%       1.63%(f)     1.67%
Portfolio turnover rate                       66%            94%         170%         173%         172%         21%         139%


See footnote summary on page 15.


12


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS B
                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS                                                          MAY 1,
                                           ENDED                                                             1994
                                        JANUARY 31,                    YEAR ENDED JULY 31,                    TO        YEAR ENDED
                                            1999       -------------------------------------------------   JULY 31,      APRIL 30,
                                        (UNAUDITED)        1998         1997         1996        1995       1994(A)        1994
                                        -----------    -----------  -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of period      $16.25         $16.59       $15.89       $15.56       $14.10      $14.30       $14.92

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                    .13(c)         .22(c)       .28(c)       .16(c)       .22         .03          .06
Net realized and unrealized gain (loss)
  on investment transactions                1.33           1.21         3.02          .98         1.40        (.23)         .63
Net increase (decrease) in net asset
  value from operations                     1.46           1.43         3.30         1.14         1.62        (.20)         .69

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income        (.34)          (.32)        (.27)        (.20)        (.12)         -0-        (.14)
Distributions from net realized gains      (1.49)         (1.45)       (2.33)        (.61)        (.04)         -0-       (1.17)
Total dividends and distributions          (1.83)         (1.77)       (2.60)        (.81)        (.16)         -0-       (1.31)
Net asset value, end of period            $15.88         $16.25       $16.59       $15.89       $15.56      $14.10       $14.30

TOTAL RETURN
Total investment return based on net
  asset value (d)                           9.66%          9.78%       23.01%        7.41%       11.63%      (1.40)%       4.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $23,128        $24,032      $28,037      $28,492      $37,301     $43,578      $43,616
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                          2.11%(e)(f)    2.12%(e)     2.12%(e)     2.10%        2.10%       2.10%(f)     2.10%
  Expenses, before waivers/
    reimbursements                          2.37%(f)       2.68%        2.76%        2.47%        2.49%       2.64%(f)     2.42%
  Net investment income (b)                 1.63%(f)       1.39%        1.78%         .99%        1.38%        .92%(f)      .93%
Portfolio turnover rate                       66%            94%         170%         173%         172%         21%         139%


See footnote summary on page 15.


13


FINANCIAL HIGHLIGHTS (CONTINUED)               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS C
                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS                                                          MAY 1,       AUGUST 2,
                                           ENDED                                                             1994         1993(G)
                                        JANUARY 31,                    YEAR ENDED JULY 31,                    TO            TO
                                            1999       -------------------------------------------------   JULY 31,      APRIL 30,
                                        (UNAUDITED)        1998         1997         1996        1995       1994(A)        1994
                                        -----------    -----------  -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of period      $16.25         $16.59       $15.89       $15.57       $14.11      $14.31       $15.64

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                    .13(c)         .22(c)       .28(c)       .14(c)       .16         .03          .15
Net realized and unrealized gain (loss)
  on investment transactions                1.33           1.21         3.02          .99         1.46        (.23)        (.17)
Net increase (decrease) in net asset
  value from operations                     1.46           1.43         3.30         1.13         1.62        (.20)        (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income        (.34)          (.32)        (.27)        (.20)        (.12)         -0-        (.14)
Distributions from net realized gains      (1.49)         (1.45)       (2.33)        (.61)        (.04)         -0-       (1.17)
Total dividends and distributions          (1.83)         (1.77)       (2.60)        (.81)        (.16)         -0-       (1.31)
Net asset value, end of period            $15.88         $16.25       $16.59       $15.89       $15.57      $14.11       $14.31

TOTAL RETURN
Total investment return based on net
  asset value (d)                           9.66%          9.78%       23.01%        7.34%       11.62%      (1.40)%        .45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $4,766         $3,201       $3,045       $3,157       $4,113      $4,317       $4,289
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                          2.11%(e)(f)    2.12%(e)     2.12%(e)     2.10%        2.10%       2.10%(f)     2.10%(f)
  Expenses, before waivers/
    reimbursements                          2.49%(f)       2.68%        2.76%        2.48%        2.50%       2.64%(f)     2.07%(f)
  Net investment income (b)                 1.62%(f)       1.40%        1.78%         .99%        1.38%        .93%(f)      .69%(f)
Portfolio turnover rate                       66%            94%         170%         173%         172%         21%         139%


See footnote summary on page 15.


14


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 ADVISOR CLASS
                                           --------------------------
                                                          OCTOBER 2,
                                                            1996(G)
                                            YEAR ENDED       TO
                                              JULY 31,     JULY 31,
                                                1998         1997
                                            -----------  -----------
Net asset value, beginning of period          $19.79       $19.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .47          .42
Net realized and unrealized gain
  (loss) on investment transactions             1.36         (.12)
Net increase in net asset
  value from operations                         1.83          .30

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.50)          -0-
Distributions from net realized gains          (1.45)          -0-
Total dividends and distributions              (1.95)          -0-
Net asset value, end of period                $19.67       $19.79

TOTAL RETURN
Total investment return based on net
  asset value (d)                              10.32%        1.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                       $383          $50
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)                          1.12%        1.10%(f)
  Expenses, before waivers/
    reimbursements                              1.12%        2.35%(f)
  Net investment income (b)                     2.39%        3.40%(f)
Portfolio turnover rate                           94%         170%


(a)  The Fund changed its fiscal year end from April 30 to July 31.

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                     SIX MONTHS ENDED       YEAR ENDED JULY 31,
                        JANUARY 31,        --------------------
                          1999                1998      1997
                        --------            --------  --------
       Class A            1.40%               1.40%     1.40%
       Class B            2.10%               2.10%     2.10%
       Class C            2.10%               2.10%     2.10%
       Advisor Class        --                1.10%     1.10%


(f)  Annualized.

(g)  Commencement of distribution.


15


                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
NICHOLAS D.P. CARN, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036


(1)  Member of the Audit Committee.

16


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Trust Portfolio
    Treasury Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio

17

ALLIANCE STRATEGIC BALANCED FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ASBSR